Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 5.6%
Entertainment 1.9%
Walt Disney Co. (The)(a)	337,621	31,847,789
Interactive Media & Services 1.7%
Alphabet, Inc., Class C(a)	145,900	14,028,285
Meta Platforms, Inc., Class A(a)	116,000	15,738,880
Total		29,767,165
Media 2.0%
Comcast Corp., Class A	388,610	11,397,931
News Corp., Class A	1,469,316	22,201,365
Total		33,599,296
Total Communication Services		95,214,250
Consumer Discretionary 3.4%
Auto Components 0.2%
Magna International, Inc.	50,373	2,388,688
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.(a)	322,802	12,111,531
Multiline Retail 0.3%
Kohl’s Corp.	225,176	5,663,176
Specialty Retail 2.2%
Best Buy Co., Inc.	208,000	13,174,720
TJX Companies, Inc. (The)	397,888	24,716,803
Total		37,891,523
Total Consumer Discretionary		58,054,918
Consumer Staples 8.3%
Beverages 0.9%
Coca-Cola Co. (The)	267,293	14,973,754
Food & Staples Retailing 2.3%
Walmart, Inc.	299,680	38,868,496
Food Products 1.8%
ConAgra Foods, Inc.	969,725	31,642,127
Household Products 1.4%
Kimberly-Clark Corp.	213,389	24,014,798
Tobacco 1.9%
Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	382,342	31,738,209
Total Consumer Staples		141,237,384
Energy 7.7%
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips Co.	265,990	27,221,417
Exxon Mobil Corp.	287,437	25,096,124
TC Energy Corp.	768,852	30,977,047
TotalEnergies SE, ADR	1,029,055	47,871,639
Total		131,166,227
Total Energy		131,166,227
Financials 14.7%
Banks 6.7%
Bank of America Corp.	608,599	18,379,690
Citigroup, Inc.	315,900	13,163,553
Fifth Third Bancorp	245,604	7,849,504
Huntington Bancshares, Inc.	1,524,495	20,092,844
Wells Fargo & Co.	1,330,183	53,499,960
Total		112,985,551
Capital Markets 1.9%
Charles Schwab Corp. (The)	98,578	7,084,801
Goldman Sachs Group, Inc. (The)	69,680	20,419,724
Morgan Stanley	52,177	4,122,505
Total		31,627,030
Diversified Financial Services 1.4%
Equitable Holdings, Inc.	923,540	24,335,279
Insurance 4.7%
American International Group, Inc.	727,223	34,528,548
Chubb Ltd.	208,665	37,951,990
Hartford Financial Services Group, Inc. (The)	128,000	7,928,320
Total		80,408,858
Total Financials		249,356,718
Health Care 19.4%
Biotechnology 1.4%
AbbVie, Inc.	179,135	24,041,708
CTIVP® – T. Rowe Price Large Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.2%
Becton Dickinson and Co.	160,607	35,788,058
Hologic, Inc.(a)	194,683	12,560,947
Medtronic PLC	328,599	26,534,369
Zimmer Biomet Holdings, Inc.	280,175	29,292,296
Total		104,175,670
Health Care Providers & Services 4.9%
Cigna Corp.	113,492	31,490,625
CVS Health Corp.	175,727	16,759,084
Elevance Health, Inc.	77,794	35,337,147
Total		83,586,856
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	27,423	13,908,671
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	210,664	14,976,104
Elanco Animal Health, Inc.(a)	855,239	10,613,516
Johnson & Johnson	253,545	41,419,111
Merck & Co., Inc.	226,227	19,482,669
Pfizer, Inc.	403,319	17,649,240
Total		104,140,640
Total Health Care		329,853,545
Industrials 11.0%
Aerospace & Defense 1.5%
Boeing Co. (The)(a)	34,398	4,164,910
L3Harris Technologies, Inc.	101,749	21,146,494
Total		25,311,404
Air Freight & Logistics 2.1%
United Parcel Service, Inc., Class B	217,659	35,160,635
Airlines 0.6%
Southwest Airlines Co.(a)	307,552	9,484,904
Commercial Services & Supplies 0.5%
Stericycle, Inc.(a)	203,092	8,552,204
Industrial Conglomerates 3.7%
General Electric Co.	711,786	44,066,671
Siemens AG, ADR	401,113	19,614,426
Total		63,681,097
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.6%
Cummins, Inc.	147,206	29,957,893
Stanley Black & Decker, Inc.	184,000	13,838,640
Total		43,796,533
Total Industrials		185,986,777
Information Technology 9.3%
Communications Equipment 0.7%
Cisco Systems, Inc.	290,878	11,635,120
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	112,775	12,445,849
IT Services 2.2%
Fiserv, Inc.(a)	389,607	36,455,527
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	79,130	6,483,121
NXP Semiconductors NV	22,887	3,376,061
QUALCOMM, Inc.	328,619	37,127,375
Texas Instruments, Inc.	118,078	18,276,113
Total		65,262,670
Software 1.4%
Microsoft Corp.	103,441	24,091,409
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.(a)	262,000	8,528,100
Total Information Technology		158,418,675
Materials 4.8%
Chemicals 3.0%
CF Industries Holdings, Inc.	181,972	17,514,805
International Flavors & Fragrances, Inc.	236,077	21,442,874
RPM International, Inc.	149,800	12,479,838
Total		51,437,517
Containers & Packaging 1.8%
International Paper Co.	941,509	29,845,835
Total Materials		81,283,352

2	CTIVP® – T. Rowe Price Large Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.3%
Equity Real Estate Investment Trusts (REITS) 5.3%
AvalonBay Communities, Inc.	216,139	39,810,642
Equinix, Inc.	24,359	13,856,374
Welltower, Inc.	135,718	8,729,382
Weyerhaeuser Co.	935,524	26,718,565
Total		89,114,963
Total Real Estate		89,114,963
Utilities 8.3%
Electric Utilities 4.3%
Entergy Corp.	93,670	9,426,012
NextEra Energy, Inc.	77,034	6,040,236
Southern Co. (The)	845,010	57,460,680
Total		72,926,928
Multi-Utilities 4.0%
Ameren Corp.	244,170	19,667,894
Dominion Energy, Inc.	154,000	10,642,940
Sempra Energy	244,565	36,670,076
Total		66,980,910
Total Utilities		139,907,838
Total Common Stocks (Cost $1,702,809,346)		1,659,594,647
Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	74,140	3,494,960
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	10,173	210,021
Total Health Care			3,704,981
Total Convertible Preferred Stocks (Cost $4,331,118)			3,704,981

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	29,539,338	29,524,568
Total Money Market Funds (Cost $29,524,568)		29,524,568
Total Investments in Securities (Cost: $1,736,665,032)		1,692,824,196
Other Assets & Liabilities, Net		4,220,542
Net Assets		1,697,044,738

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	35,772,647	196,737,876	(202,988,245)	2,290	29,524,568	(13,037)	249,388	29,539,338
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – T. Rowe Price Large Cap Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7036_12_A01_(11/22)